                                                                                                       November 8, 2010

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:  Initial registration statements on Form N-4

Dear Ms. Samuel:

Along with this letter, each of Pruco Life Insurance Company (“Pruco Life”) and Pruco Life Insurance Company of New Jersey (“PLNJ”) is filing an initial registration statement on Form N-4.

We represent and acknowledge that:

the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and

staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and

the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

Sincerely,

/s/C. Christopher Sprague
                            C. Christopher Sprague